Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (7.2%)
	United States Treasury Note/Bond	3.750%	4/15/2028	857	860
	United States Treasury Note/Bond	4.000%	3/31/2030	3,317	3,359
	United States Treasury Note/Bond	3.875%	8/15/2034	1,747	1,727
	United States Treasury Note/Bond	4.625%	2/15/2035	22,838	23,825
	United States Treasury Note/Bond	4.250%	5/15/2035	6,610	6,700
	United States Treasury Note/Bond	4.250%	8/15/2035	11,285	11,424
	United States Treasury Note/Bond	4.375%	2/15/2038	13,420	13,613
[1]	United States Treasury Note/Bond	4.250%	5/15/2039	92,866	91,912
	United States Treasury Note/Bond	4.625%	2/15/2040	2,992	3,059
	United States Treasury Note/Bond	1.125%	5/15/2040	15,680	10,085
	United States Treasury Note/Bond	4.375%	5/15/2040	5,962	5,928
	United States Treasury Note/Bond	1.125%	8/15/2040	74,980	47,703
[1]	United States Treasury Note/Bond	3.875%	8/15/2040	18,754	17,583
[2]	United States Treasury Note/Bond	1.375%	11/15/2040	26,341	17,345
	United States Treasury Note/Bond	4.250%	11/15/2040	928	907
	United States Treasury Note/Bond	2.250%	5/15/2041	100	75
	United States Treasury Note/Bond	3.750%	8/15/2041	100	91
	United States Treasury Note/Bond	2.000%	11/15/2041	11,824	8,376
	United States Treasury Note/Bond	3.125%	11/15/2041	8,596	7,213
	United States Treasury Note/Bond	2.375%	2/15/2042	2,100	1,569
	United States Treasury Note/Bond	3.125%	2/15/2042	4,000	3,340
	United States Treasury Note/Bond	3.000%	5/15/2042	9,576	7,825
	United States Treasury Note/Bond	3.250%	5/15/2042	743	630
	United States Treasury Note/Bond	2.750%	8/15/2042	200	157
	United States Treasury Note/Bond	3.375%	8/15/2042	1,000	859
	United States Treasury Note/Bond	4.000%	11/15/2042	10,300	9,596
	United States Treasury Note/Bond	3.875%	2/15/2043	4,199	3,842
	United States Treasury Note/Bond	2.875%	5/15/2043	3,050	2,408
	United States Treasury Note/Bond	3.875%	5/15/2043	10,475	9,568
	United States Treasury Note/Bond	3.625%	8/15/2043	1,000	879
	United States Treasury Note/Bond	4.375%	8/15/2043	3,600	3,502
	United States Treasury Note/Bond	3.750%	11/15/2043	7,000	6,254
	United States Treasury Note/Bond	4.750%	11/15/2043	600	611
	United States Treasury Note/Bond	3.625%	2/15/2044	10,378	9,084
	United States Treasury Note/Bond	4.500%	2/15/2044	2,900	2,859
	United States Treasury Note/Bond	3.375%	5/15/2044	10,000	8,425
	United States Treasury Note/Bond	4.625%	5/15/2044	13,416	13,424
	United States Treasury Note/Bond	3.125%	8/15/2044	20,888	16,894
	United States Treasury Note/Bond	4.125%	8/15/2044	4,150	3,884
	United States Treasury Note/Bond	3.000%	11/15/2044	2,600	2,055
	United States Treasury Note/Bond	4.625%	11/15/2044	14,200	14,182
	United States Treasury Note/Bond	2.500%	2/15/2045	10,800	7,819
	United States Treasury Note/Bond	4.750%	2/15/2045	4,200	4,259
	United States Treasury Note/Bond	5.000%	5/15/2045	58,210	60,920
	United States Treasury Note/Bond	2.875%	8/15/2045	9,118	7,000
	United States Treasury Note/Bond	3.000%	11/15/2045	5,185	4,054
	United States Treasury Note/Bond	2.500%	2/15/2046	13,851	9,878
	United States Treasury Note/Bond	2.500%	5/15/2046	700	497
	United States Treasury Note/Bond	2.250%	8/15/2046	12,300	8,299
	United States Treasury Note/Bond	2.875%	11/15/2046	1,000	757
	United States Treasury Note/Bond	3.000%	2/15/2047	6,347	4,899
	United States Treasury Note/Bond	3.000%	5/15/2047	10,318	7,942
	United States Treasury Note/Bond	2.750%	8/15/2047	3,661	2,683
	United States Treasury Note/Bond	2.750%	11/15/2047	13,875	10,140
	United States Treasury Note/Bond	3.000%	2/15/2048	4,648	3,547
	United States Treasury Note/Bond	3.125%	5/15/2048	12,199	9,503
	United States Treasury Note/Bond	3.000%	8/15/2048	25,210	19,152
	United States Treasury Note/Bond	3.375%	11/15/2048	3,643	2,955
	United States Treasury Note/Bond	3.000%	2/15/2049	12,700	9,607
	United States Treasury Note/Bond	2.875%	5/15/2049	11,800	8,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/2049	60,258	38,906
	United States Treasury Note/Bond	2.375%	11/15/2049	13,100	8,667
	United States Treasury Note/Bond	2.000%	2/15/2050	26,990	16,322
	United States Treasury Note/Bond	1.250%	5/15/2050	11,780	5,854
	United States Treasury Note/Bond	1.375%	8/15/2050	27,565	14,051
	United States Treasury Note/Bond	1.625%	11/15/2050	12,628	6,867
	United States Treasury Note/Bond	1.875%	2/15/2051	9,060	5,236
[1,2]	United States Treasury Note/Bond	2.375%	5/15/2051	28,926	18,819
	United States Treasury Note/Bond	2.000%	8/15/2051	7,210	4,274
[2]	United States Treasury Note/Bond	1.875%	11/15/2051	11,576	6,625
	United States Treasury Note/Bond	2.250%	2/15/2052	30,210	18,949
[2]	United States Treasury Note/Bond	2.875%	5/15/2052	14,979	10,804
	United States Treasury Note/Bond	3.000%	8/15/2052	5,100	3,770
	United States Treasury Note/Bond	4.000%	11/15/2052	4,500	4,022
	United States Treasury Note/Bond	3.625%	2/15/2053	1,000	835
	United States Treasury Note/Bond	3.625%	5/15/2053	1,000	834
	United States Treasury Note/Bond	4.125%	8/15/2053	4,500	4,106
	United States Treasury Note/Bond	4.750%	11/15/2053	10,000	10,116
	United States Treasury Note/Bond	4.250%	2/15/2054	4,643	4,327
	United States Treasury Note/Bond	4.625%	5/15/2054	2,068	2,051
	United States Treasury Note/Bond	4.250%	8/15/2054	500	466
	United States Treasury Note/Bond	4.500%	11/15/2054	2,305	2,242
	United States Treasury Note/Bond	4.625%	2/15/2055	4,034	4,004
	United States Treasury Note/Bond	4.750%	5/15/2055	4,150	4,204
					772,589
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/2039	25,198	26,864
	Tennessee Valley Authority	4.250%	9/15/2065	7,455	6,249
					33,113
Conventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae Pool	2.120%	10/1/2036	17,147	13,617
[3,4]	Fannie Mae Pool	2.320%	4/1/2036	16,021	12,916
					26,533
Total U.S. Government and Agency Obligations (Cost $832,922)					832,235
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	16,159	13,016
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	21,747	17,726
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,773)					30,742
Corporate Bonds (80.5%)
Communications (6.8%)
	Alphabet Inc.	5.250%	5/15/2055	53,775	53,267
	Alphabet Inc.	5.300%	5/15/2065	22,065	21,677
[5]	AT&T Inc.	4.050%	6/1/2037	400	471
[5]	AT&T Inc.	2.600%	5/19/2038	800	799
[6]	AT&T Inc.	7.000%	4/30/2040	300	437
	AT&T Inc.	3.500%	6/1/2041	2,130	1,684
	AT&T Inc.	5.550%	8/15/2041	2,000	2,014
	AT&T Inc.	4.650%	6/1/2044	1,602	1,418
	AT&T Inc.	4.350%	6/15/2045	8,150	6,851
	AT&T Inc.	5.550%	11/1/2045	13,415	13,155
	AT&T Inc.	5.450%	3/1/2047	2,000	1,928
	AT&T Inc.	3.650%	6/1/2051	23,244	16,679
	AT&T Inc.	3.500%	9/15/2053	890	611
	AT&T Inc.	6.050%	8/15/2056	15,875	16,309
	AT&T Inc.	3.800%	12/1/2057	6,000	4,231
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	2,000	1,439
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	2,953	2,852
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	2,020	1,783
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	5,442	5,370
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/2062	1,010	625
	Comcast Corp.	5.650%	6/15/2035	6,490	6,806
	Comcast Corp.	6.500%	11/15/2035	4,318	4,793
	Comcast Corp.	6.450%	3/15/2037	3,000	3,331
	Comcast Corp.	4.600%	10/15/2038	7,265	6,766
	Comcast Corp.	3.250%	11/1/2039	5,540	4,361
	Comcast Corp.	3.750%	4/1/2040	4,336	3,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.500%	1/15/2043	1,272	1,070
	Comcast Corp.	4.750%	3/1/2044	5,045	4,455
	Comcast Corp.	3.400%	7/15/2046	11,000	7,855
	Comcast Corp.	4.000%	8/15/2047	14,672	11,397
	Comcast Corp.	3.969%	11/1/2047	56,682	43,551
	Comcast Corp.	3.999%	11/1/2049	24,819	18,785
	Comcast Corp.	3.450%	2/1/2050	20,838	14,322
	Comcast Corp.	2.887%	11/1/2051	48,785	29,499
	Comcast Corp.	2.450%	8/15/2052	2,000	1,085
	Comcast Corp.	4.049%	11/1/2052	3,866	2,902
	Comcast Corp.	6.050%	5/15/2055	16,315	16,478
	Comcast Corp.	2.937%	11/1/2056	86,304	50,124
	Comcast Corp.	4.950%	10/15/2058	1,546	1,330
	Comcast Corp.	2.650%	8/15/2062	3,256	1,671
	Comcast Corp.	2.987%	11/1/2063	48,937	27,259
	Comcast Corp.	5.500%	5/15/2064	2,420	2,229
[7]	Deutsche Telekom AG	3.625%	1/21/2050	3,330	2,468
	Meta Platforms Inc.	4.875%	11/15/2035	27,969	28,049
	Meta Platforms Inc.	5.500%	11/15/2045	14,000	13,870
	Meta Platforms Inc.	4.450%	8/15/2052	29,255	24,495
	Meta Platforms Inc.	5.600%	5/15/2053	32,683	32,409
	Meta Platforms Inc.	5.400%	8/15/2054	14,463	13,909
	Meta Platforms Inc.	5.625%	11/15/2055	26,715	26,510
	Meta Platforms Inc.	5.750%	5/15/2063	8,415	8,392
	Meta Platforms Inc.	5.550%	8/15/2064	22,687	21,961
	Meta Platforms Inc.	5.750%	11/15/2065	25,720	25,452
	NBCUniversal Media LLC	5.950%	4/1/2041	3,000	3,128
	NBCUniversal Media LLC	4.450%	1/15/2043	2,581	2,210
[7]	NTT Finance Corp.	5.502%	7/16/2035	23,130	24,066
	Orange SA	5.375%	1/13/2042	1,086	1,078
	Telefonica Emisiones SA	4.665%	3/6/2038	950	868
	Telefonica Emisiones SA	5.213%	3/8/2047	2,000	1,791
	Time Warner Cable LLC	7.300%	7/1/2038	1,464	1,577
[6]	Time Warner Cable LLC	5.250%	7/15/2042	500	566
	T-Mobile USA Inc.	5.700%	1/15/2056	5,970	5,899
	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	2,000	1,639
	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	5,900	4,153
	Uber Technologies Inc.	5.350%	9/15/2054	2,809	2,715
[5]	Verizon Communications Inc.	1.850%	5/18/2040	800	704
	Vodafone Group plc	5.625%	2/10/2053	3,366	3,276
	Vodafone Group plc	5.750%	6/28/2054	2,140	2,096
	Vodafone Group plc	5.875%	6/28/2064	2,420	2,393
	Walt Disney Co.	6.400%	12/15/2035	2,231	2,532
	Walt Disney Co.	6.650%	11/15/2037	2,924	3,380
	Walt Disney Co.	3.500%	5/13/2040	21,825	18,302
	Walt Disney Co.	4.750%	9/15/2044	12,772	11,869
	Walt Disney Co.	2.750%	9/1/2049	42,589	27,499
	Walt Disney Co.	3.600%	1/13/2051	3,081	2,346
					738,878
Consumer Discretionary (3.4%)
	Amazon.com Inc.	4.050%	8/22/2047	43,578	36,598
	Amazon.com Inc.	2.500%	6/3/2050	21,411	13,143
	Amazon.com Inc.	3.100%	5/12/2051	12,953	8,884
	Amazon.com Inc.	4.250%	8/22/2057	12,999	10,777
	Amazon.com Inc.	2.700%	6/3/2060	14,038	8,203
[3]	American University	3.672%	4/1/2049	2,854	2,209
	Brown University	2.924%	9/1/2050	1,668	1,133
	California Institute of Technology	3.650%	9/1/2119	4,370	2,862
	Case Western Reserve University	5.405%	6/1/2122	1,997	1,897
[3]	Duke University	2.682%	10/1/2044	3,254	2,400
[3]	Duke University	2.832%	10/1/2055	1,051	682
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	7,998	9,295
	Ford Foundation	2.415%	6/1/2050	16,985	10,434
	Ford Foundation	2.815%	6/1/2070	2,055	1,209
	George Washington University	4.300%	9/15/2044	2,910	2,532
	Georgetown University	2.943%	4/1/2050	9,393	6,236
	Home Depot Inc.	5.875%	12/16/2036	2,595	2,818
	Home Depot Inc.	3.300%	4/15/2040	1,000	821
	Home Depot Inc.	5.400%	9/15/2040	1,019	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	5.950%	4/1/2041	11,203	12,058
	Home Depot Inc.	4.875%	2/15/2044	31,510	29,810
	Home Depot Inc.	4.400%	3/15/2045	2,088	1,842
	Home Depot Inc.	4.250%	4/1/2046	17,084	14,695
	Home Depot Inc.	3.900%	6/15/2047	22,013	17,774
	Home Depot Inc.	4.500%	12/6/2048	2,444	2,146
	Home Depot Inc.	3.125%	12/15/2049	1,622	1,124
	Home Depot Inc.	3.350%	4/15/2050	4,030	2,904
	Home Depot Inc.	2.375%	3/15/2051	586	343
	Home Depot Inc.	2.750%	9/15/2051	17,840	11,250
	Home Depot Inc.	3.625%	4/15/2052	5,382	4,020
	Home Depot Inc.	4.950%	9/15/2052	3,142	2,922
	Home Depot Inc.	5.300%	6/25/2054	1,869	1,819
	Home Depot Inc.	3.500%	9/15/2056	957	683
	Home Depot Inc.	5.400%	6/25/2064	6,183	6,085
[3]	Johns Hopkins University	2.813%	1/1/2060	2,096	1,248
	Leland Stanford Junior University	3.647%	5/1/2048	8,763	7,003
	Leland Stanford Junior University	2.413%	6/1/2050	1,668	1,027
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,350	3,148
	Lowe's Cos. Inc.	5.625%	4/15/2053	3,500	3,452
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	8,178	7,585
	Massachusetts Institute of Technology	2.989%	7/1/2050	1,668	1,159
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,668	1,161
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,019	2,073
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,373	1,189
	McDonald's Corp.	5.000%	2/13/2036	20,015	20,154
[6]	Motability Operations Group plc	2.125%	1/18/2042	200	160
[6]	Motability Operations Group plc	4.875%	1/17/2043	200	230
[3]	Northeastern University	2.894%	10/1/2050	10,156	7,041
	President & Fellows of Harvard College	4.875%	10/15/2040	860	857
	President & Fellows of Harvard College	3.150%	7/15/2046	51	38
	President & Fellows of Harvard College	3.745%	11/15/2052	14,472	11,404
	Rockefeller Foundation	2.492%	10/1/2050	27,966	17,420
	Thomas Jefferson University	3.847%	11/1/2057	1,052	763
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	1,250	821
[3]	University of Chicago	2.761%	4/1/2045	5,371	4,259
[3]	University of Chicago	2.547%	4/1/2050	1,944	1,279
[3]	University of Southern California	3.028%	10/1/2039	2,603	2,176
	University of Southern California	4.976%	10/1/2053	11,219	10,637
	Washington University	3.524%	4/15/2054	2,420	1,798
	Washington University	4.349%	4/15/2122	1,830	1,428
[7]	WK Kellogg Foundation Trust	2.443%	10/1/2050	27,212	16,475
	Yale University	2.402%	4/15/2050	9,795	6,012
					364,659
Consumer Staples (5.3%)
	Altria Group Inc.	4.450%	5/6/2050	1,130	914
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	27,927	27,648
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	139,892	131,539
[5]	Anheuser-Busch InBev SA NV	3.950%	3/22/2044	700	792
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	6,232	8,057
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,171	6,404
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,971	8,660
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	7,277	6,373
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	51,719	52,398
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	4,010	4,189
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	7,250	6,349
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	7,935	4,992
	BAT Capital Corp.	4.390%	8/15/2037	1,375	1,259
	BAT Capital Corp.	3.734%	9/25/2040	2,000	1,618
	BAT Capital Corp.	7.079%	8/2/2043	1,898	2,138
	BAT Capital Corp.	4.540%	8/15/2047	2,521	2,107
	BAT Capital Corp.	4.758%	9/6/2049	3,617	3,077
	BAT Capital Corp.	5.650%	3/16/2052	415	396
	BAT Capital Corp.	7.081%	8/2/2053	1,913	2,189
[5]	BAT International Finance plc	2.000%	3/13/2045	1,200	983
[7]	Cargill Inc.	5.375%	10/23/2055	8,820	8,618
	Coca-Cola Co.	2.875%	5/5/2041	3,145	2,425
	Coca-Cola Co.	2.600%	6/1/2050	12,738	8,069
	Coca-Cola Co.	3.000%	3/5/2051	27,703	18,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.500%	3/15/2051	13,233	8,141
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	1,740	1,809
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/2052	3,480	2,732
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/2053	2,300	2,600
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	4,535	4,668
[7]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	15,610	15,843
	Kenvue Inc.	5.100%	3/22/2043	9,326	8,903
	Kenvue Inc.	5.050%	3/22/2053	7,890	7,203
	Kraft Heinz Foods Co.	4.375%	6/1/2046	6,500	5,422
	Kroger Co.	5.500%	9/15/2054	2	2
	Kroger Co.	5.650%	9/15/2064	4,249	4,146
[7]	Mars Inc.	5.650%	5/1/2045	42,242	43,019
[7]	Mars Inc.	5.700%	5/1/2055	22,332	22,736
[7]	Mars Inc.	5.800%	5/1/2065	7,907	8,129
[7]	Nestle Capital Corp.	5.100%	3/12/2054	9,910	9,662
[7]	Nestle Holdings Inc.	4.000%	9/24/2048	9,910	8,219
	PepsiCo Inc.	2.750%	10/21/2051	9,941	6,398
	PepsiCo Inc.	4.650%	2/15/2053	23,518	21,195
	Philip Morris International Inc.	4.625%	10/29/2035	4,840	4,729
[5]	Philip Morris International Inc.	2.000%	5/9/2036	700	677
	Philip Morris International Inc.	6.375%	5/16/2038	5,950	6,648
[5]	Philip Morris International Inc.	1.450%	8/1/2039	900	751
	Philip Morris International Inc.	4.375%	11/15/2041	5,149	4,584
	Philip Morris International Inc.	3.875%	8/21/2042	7,050	5,828
	Philip Morris International Inc.	4.125%	3/4/2043	24,576	20,945
	Philip Morris International Inc.	4.875%	11/15/2043	9,967	9,274
	Philip Morris International Inc.	4.250%	11/10/2044	4,376	3,746
	Reynolds American Inc.	6.150%	9/15/2043	3,000	3,077
[7]	SC Johnson & Son Inc.	4.000%	5/15/2043	9,134	7,563
	Target Corp.	3.900%	11/15/2047	2,000	1,596
	Walmart Inc.	4.500%	4/15/2053	19,069	17,083
					577,418
Energy (5.4%)
	BP Capital Markets America Inc.	3.060%	6/17/2041	21,334	16,343
	BP Capital Markets America Inc.	3.000%	2/24/2050	17,538	11,673
	BP Capital Markets America Inc.	2.772%	11/10/2050	24,243	15,365
	BP Capital Markets America Inc.	2.939%	6/4/2051	17,687	11,511
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,843	1,207
	BP Capital Markets America Inc.	3.379%	2/8/2061	10,008	6,683
[5]	BP Capital Markets BV	0.933%	12/4/2040	800	596
[5]	BP Capital Markets BV	1.467%	9/21/2041	700	558
	ConocoPhillips Co.	3.758%	3/15/2042	1,794	1,482
	ConocoPhillips Co.	4.300%	11/15/2044	4,445	3,842
	ConocoPhillips Co.	5.950%	3/15/2046	1,052	1,110
	ConocoPhillips Co.	3.800%	3/15/2052	32,343	24,374
	ConocoPhillips Co.	5.300%	5/15/2053	7,826	7,432
	ConocoPhillips Co.	5.550%	3/15/2054	4,172	4,114
	ConocoPhillips Co.	4.025%	3/15/2062	29,757	22,185
	ConocoPhillips Co.	5.700%	9/15/2063	10,295	10,194
	ConocoPhillips Co.	5.650%	1/15/2065	4,665	4,588
[7]	DCP Midstream Operating LP	6.750%	9/15/2037	6,241	6,794
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	1,930	2,038
	Enbridge Inc.	4.000%	11/15/2049	3,000	2,314
	Enbridge Inc.	6.700%	11/15/2053	1,632	1,820
	Enbridge Inc.	5.950%	4/5/2054	1,256	1,292
	Energy Transfer LP	6.100%	2/15/2042	2,000	2,029
	Energy Transfer LP	5.150%	2/1/2043	3,000	2,712
	Energy Transfer LP	5.300%	4/15/2047	3,056	2,745
	Energy Transfer LP	5.000%	5/15/2050	3,172	2,695
	Enterprise Products Operating LLC	5.100%	2/15/2045	5,833	5,547
	Enterprise Products Operating LLC	4.900%	5/15/2046	3,568	3,284
	Enterprise Products Operating LLC	4.250%	2/15/2048	9,180	7,664
	Enterprise Products Operating LLC	4.800%	2/1/2049	10,455	9,384
	Enterprise Products Operating LLC	4.200%	1/31/2050	32,406	26,549
	Enterprise Products Operating LLC	3.700%	1/31/2051	2,424	1,816
	Enterprise Products Operating LLC	3.200%	2/15/2052	4,214	2,862
	Enterprise Products Operating LLC	3.300%	2/15/2053	1,898	1,299
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,586	1,437
	Enterprise Products Operating LLC	3.950%	1/31/2060	13,368	10,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	5.350%	1/15/2036	7,160	7,361
	EOG Resources Inc.	4.950%	4/15/2050	13,539	12,344
	EOG Resources Inc.	5.650%	12/1/2054	8,120	8,123
	Equinor ASA	3.625%	4/6/2040	14,333	12,206
	Equinor ASA	4.250%	11/23/2041	1,954	1,770
	Equinor ASA	3.950%	5/15/2043	16,382	13,924
	Equinor ASA	3.250%	11/18/2049	12,487	8,946
[5]	Exxon Mobil Corp.	1.408%	6/26/2039	440	375
	Exxon Mobil Corp.	4.227%	3/19/2040	5,384	4,956
	Exxon Mobil Corp.	4.114%	3/1/2046	16,744	14,278
	Exxon Mobil Corp.	3.095%	8/16/2049	12,195	8,514
	Exxon Mobil Corp.	4.327%	3/19/2050	10,864	9,331
	Exxon Mobil Corp.	3.452%	4/15/2051	3,680	2,706
	Hess Corp.	5.800%	4/1/2047	10,647	11,131
	Petroleos del Peru SA	5.625%	6/19/2047	418	301
[7]	Petronas Capital Ltd.	5.848%	4/3/2055	6,880	7,334
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	3,950	3,991
[7]	Saudi Arabian Oil Co.	6.375%	6/2/2055	19,215	20,749
	Shell Finance US Inc.	4.550%	8/12/2043	6,583	5,990
	Shell Finance US Inc.	4.375%	5/11/2045	34,348	30,116
	Shell Finance US Inc.	4.000%	5/10/2046	23,002	18,999
	Shell Finance US Inc.	3.750%	9/12/2046	48,265	38,359
	Shell International Finance BV	6.375%	12/15/2038	4,243	4,794
	Shell International Finance BV	2.875%	11/26/2041	11,440	8,502
	Shell International Finance BV	3.625%	8/21/2042	1,257	1,022
	Shell International Finance BV	3.125%	11/7/2049	5,000	3,457
	Shell International Finance BV	3.000%	11/26/2051	3,500	2,337
	TotalEnergies Capital International SA	2.986%	6/29/2041	22,847	17,311
[5]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,100	1,207
	TotalEnergies Capital International SA	3.461%	7/12/2049	514	378
	TotalEnergies Capital International SA	3.127%	5/29/2050	30,201	20,698
	TotalEnergies Capital SA	5.488%	4/5/2054	6,870	6,776
	TotalEnergies Capital SA	5.275%	9/10/2054	17,842	17,116
	TotalEnergies Capital SA	5.638%	4/5/2064	11,106	11,036
	TotalEnergies Capital SA	5.425%	9/10/2064	7,310	7,011
					581,002
Financials (16.8%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	29,220	29,585
	Aflac Inc.	4.000%	10/15/2046	942	771
	Aflac Inc.	4.750%	1/15/2049	800	723
	Allstate Corp.	4.200%	12/15/2046	17,071	14,321
	American Express Co.	4.050%	12/3/2042	752	652
	Aon North America Inc.	5.750%	3/1/2054	11,160	11,264
	Apollo Global Management Inc.	5.800%	5/21/2054	5,323	5,337
	Apollo Global Management Inc.	6.000%	12/15/2054	1,865	1,855
	Athene Holding Ltd.	3.450%	5/15/2052	9,594	6,252
	Athene Holding Ltd.	6.250%	4/1/2054	3,422	3,405
	Athene Holding Ltd.	6.625%	5/19/2055	4,351	4,553
	Athene Holding Ltd.	6.875%	6/28/2055	4,343	4,375
[6]	Aviva plc	6.875%	5/20/2058	200	275
	Banco Santander SA	5.127%	11/6/2035	17,200	17,223
	Bank of America Corp.	6.110%	1/29/2037	3,957	4,268
	Bank of America Corp.	4.244%	4/24/2038	49,566	46,379
	Bank of America Corp.	7.750%	5/14/2038	2,400	2,937
	Bank of America Corp.	4.078%	4/23/2040	5,532	4,960
	Bank of America Corp.	2.676%	6/19/2041	52,749	39,131
	Bank of America Corp.	5.875%	2/7/2042	7,136	7,658
	Bank of America Corp.	3.311%	4/22/2042	44,388	35,360
	Bank of America Corp.	5.000%	1/21/2044	2,686	2,632
	Bank of America Corp.	4.875%	4/1/2044	3,000	2,875
	Bank of America Corp.	4.443%	1/20/2048	3,722	3,275
	Bank of America Corp.	3.946%	1/23/2049	31,738	25,739
	Bank of America Corp.	4.330%	3/15/2050	16,316	13,925
	Bank of America Corp.	4.083%	3/20/2051	12,348	10,087
	Bank of America Corp.	2.831%	10/24/2051	2,108	1,366
	Bank of America Corp.	3.483%	3/13/2052	2,068	1,530
	Bank of America Corp.	2.972%	7/21/2052	3,756	2,503
	Barclays plc	3.330%	11/24/2042	2,800	2,182
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	2,000	1,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	4,172	3,559
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	4,109	3,531
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,000	1,975
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	9,346	7,344
	BlackRock Funding Inc.	5.350%	1/8/2055	2,485	2,473
[7]	BPCE SA	6.915%	1/14/2046	4,320	4,632
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	4,348	4,483
	Brookfield Finance Inc.	6.300%	1/15/2055	513	511
	Brookfield Finance Inc.	5.813%	3/3/2055	15,645	15,648
	Capital One Financial Corp.	5.197%	9/11/2036	17,405	17,277
[7]	CDP Financial Inc.	5.600%	11/25/2039	1,500	1,622
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,616	1,415
	Chubb INA Holdings LLC	4.350%	11/3/2045	7,463	6,620
	Chubb INA Holdings LLC	2.850%	12/15/2051	5,000	3,278
	Citigroup Inc.	5.174%	9/11/2036	15,630	15,829
	Citigroup Inc.	3.878%	1/24/2039	41,252	36,442
	Citigroup Inc.	8.125%	7/15/2039	2,000	2,562
	Citigroup Inc.	5.316%	3/26/2041	5,000	4,991
	Citigroup Inc.	5.875%	1/30/2042	3,694	3,916
	Citigroup Inc.	2.904%	11/3/2042	2,842	2,098
	Citigroup Inc.	4.650%	7/30/2045	5,125	4,643
	Citigroup Inc.	4.281%	4/24/2048	2,250	1,910
	Citigroup Inc.	4.650%	7/23/2048	9,769	8,716
	Citigroup Inc.	5.612%	3/4/2056	15,170	15,403
	Corebridge Financial Inc.	4.350%	4/5/2042	7,108	6,148
	Corebridge Financial Inc.	4.400%	4/5/2052	4,198	3,474
[5]	Eurobank SA	4.000%	2/7/2036	500	583
[7]	FMR LLC	6.450%	11/15/2039	11,936	13,249
	GATX Corp.	3.100%	6/1/2051	2,845	1,852
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	8,150	8,470
	Goldman Sachs Group Inc.	4.939%	10/21/2036	8,850	8,805
	Goldman Sachs Group Inc.	4.017%	10/31/2038	45,974	41,290
	Goldman Sachs Group Inc.	4.411%	4/23/2039	23,952	22,267
	Goldman Sachs Group Inc.	6.250%	2/1/2041	8,492	9,355
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,340	4,141
	Goldman Sachs Group Inc.	2.908%	7/21/2042	8,670	6,440
	Goldman Sachs Group Inc.	3.436%	2/24/2043	13,893	10,974
	Goldman Sachs Group Inc.	4.800%	7/8/2044	4,806	4,482
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,730	1,587
	Goldman Sachs Group Inc.	5.561%	11/19/2045	25,824	26,161
	Goldman Sachs Group Inc.	5.734%	1/28/2056	21,271	22,020
	HSBC Holdings plc	5.450%	3/3/2036	5,539	5,709
	HSBC Holdings plc	5.790%	5/13/2036	20,170	21,277
	HSBC Holdings plc	5.741%	9/10/2036	6,820	6,970
	HSBC Holdings plc	5.133%	11/6/2036	15,905	15,899
	HSBC Holdings plc	6.500%	9/15/2037	1,815	1,955
	HSBC Holdings plc	6.800%	6/1/2038	17,705	19,751
	HSBC Holdings plc	6.332%	3/9/2044	30,377	33,506
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,000	743
	Intercontinental Exchange Inc.	4.250%	9/21/2048	3,451	2,918
	Intercontinental Exchange Inc.	3.000%	6/15/2050	12,961	8,699
	Intercontinental Exchange Inc.	4.950%	6/15/2052	26,065	24,302
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,357	1,457
	Intercontinental Exchange Inc.	5.200%	6/15/2062	29,049	27,507
[5]	JAB Holdings BV	2.250%	12/19/2039	700	631
	JPMorgan Chase & Co.	5.576%	7/23/2036	7,810	8,093
	JPMorgan Chase & Co.	6.400%	5/15/2038	5,520	6,281
	JPMorgan Chase & Co.	3.882%	7/24/2038	28,032	25,237
	JPMorgan Chase & Co.	5.500%	10/15/2040	17,468	18,300
	JPMorgan Chase & Co.	3.109%	4/22/2041	3,900	3,076
	JPMorgan Chase & Co.	5.600%	7/15/2041	6,608	6,940
	JPMorgan Chase & Co.	2.525%	11/19/2041	3,910	2,842
	JPMorgan Chase & Co.	5.400%	1/6/2042	2,902	2,972
	JPMorgan Chase & Co.	3.157%	4/22/2042	25,315	19,818
	JPMorgan Chase & Co.	5.625%	8/16/2043	3,000	3,105
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,070	1,983
	JPMorgan Chase & Co.	4.950%	6/1/2045	3,000	2,855
	JPMorgan Chase & Co.	5.534%	11/29/2045	40,671	41,875
	JPMorgan Chase & Co.	4.260%	2/22/2048	16,438	14,172
	JPMorgan Chase & Co.	4.032%	7/24/2048	16,301	13,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.964%	11/15/2048	82,384	67,568
	JPMorgan Chase & Co.	3.897%	1/23/2049	6,392	5,171
	JPMorgan Chase & Co.	3.109%	4/22/2051	15,567	10,856
	JPMorgan Chase & Co.	3.328%	4/22/2052	13,179	9,480
[8]	Lloyds Banking Group plc	4.943%	11/4/2036	18,815	18,647
[7]	LSEGA Financing plc	3.200%	4/6/2041	17,274	13,445
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,268	1,064
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,500	2,301
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	734	473
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	1,586	1,745
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,002	1,978
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	1,278	1,312
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	2,452	2,433
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	18,480	18,184
	MetLife Inc.	5.875%	2/6/2041	2,500	2,647
	MetLife Inc.	4.125%	8/13/2042	20,180	17,382
	MetLife Inc.	4.875%	11/13/2043	2,044	1,923
	MetLife Inc.	4.600%	5/13/2046	1,586	1,457
	MetLife Inc.	6.350%	3/15/2055	3,419	3,631
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	4,200	3,698
	Morgan Stanley	4.892%	10/22/2036	14,580	14,499
[9]	Morgan Stanley	3.971%	7/22/2038	57,941	52,231
	Morgan Stanley	4.457%	4/22/2039	5,169	4,861
	Morgan Stanley	3.217%	4/22/2042	8,115	6,361
	Morgan Stanley	6.375%	7/24/2042	4,373	4,923
	Morgan Stanley	4.300%	1/27/2045	15,323	13,456
	Morgan Stanley	4.375%	1/22/2047	9,167	8,028
	Morgan Stanley	5.597%	3/24/2051	5,208	5,301
	Morgan Stanley	2.802%	1/25/2052	5,586	3,619
	Morgan Stanley	5.516%	11/19/2055	24,216	24,486
	Nasdaq Inc.	5.950%	8/15/2053	14,105	14,814
	Nasdaq Inc.	6.100%	6/28/2063	7,090	7,519
[7]	Nationwide Mutual Insurance Co.	9.375%	8/15/2039	6,744	9,121
[7]	Nippon Life Insurance Co.	6.500%	4/30/2055	1,725	1,869
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	6,668	5,204
[7]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	8,684	9,332
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	13,930	9,795
[7]	Omnis Funding Trust	6.722%	5/15/2055	1,526	1,625
	Progressive Corp.	4.125%	4/15/2047	1,894	1,600
	Progressive Corp.	4.200%	3/15/2048	2,472	2,101
	Progressive Corp.	3.950%	3/26/2050	1,000	807
	Progressive Corp.	3.700%	3/15/2052	700	542
	Prudential Financial Inc.	3.000%	3/10/2040	1,051	822
	Prudential Financial Inc.	4.600%	5/15/2044	1,870	1,679
	Prudential Financial Inc.	3.905%	12/7/2047	2,012	1,608
	Prudential Financial Inc.	4.418%	3/27/2048	421	362
	Prudential Financial Inc.	3.935%	12/7/2049	2,228	1,764
	Prudential Financial Inc.	4.350%	2/25/2050	2,226	1,889
	Prudential Financial Inc.	3.700%	3/13/2051	5,438	4,115
	Raymond James Financial Inc.	5.650%	9/11/2055	4,348	4,292
	S&P Global Inc.	3.250%	12/1/2049	2,086	1,505
	S&P Global Inc.	3.700%	3/1/2052	26,394	20,385
[6]	Scottish Widows Ltd.	7.000%	6/16/2043	500	687
[7]	Societe Generale SA	5.439%	10/3/2036	12,790	12,815
[7]	Standard Chartered plc	5.400%	8/12/2036	24,055	24,438
	State Street Corp.	4.784%	10/23/2036	17,105	17,029
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	3,000	3,154
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	8,690	8,964
[7]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	12,040	8,324
	Travelers Cos. Inc.	4.600%	8/1/2043	1,236	1,134
	Travelers Cos. Inc.	3.750%	5/15/2046	2,959	2,365
	Travelers Cos. Inc.	4.000%	5/30/2047	2,760	2,286
	Travelers Cos. Inc.	3.050%	6/8/2051	25,167	17,019
	Travelers Cos. Inc.	5.450%	5/25/2053	4,088	4,115
	Travelers Cos. Inc.	5.700%	7/24/2055	7,510	7,789
	UBS AG	4.500%	6/26/2048	2,400	2,147
[7]	UBS Group AG	5.580%	5/9/2036	6,030	6,297
[7]	UBS Group AG	5.010%	3/23/2037	13,200	13,134
	UBS Group AG	4.875%	5/15/2045	11,600	10,917
[7]	UBS Group AG	5.379%	9/6/2045	5,790	5,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.300%	12/14/2045	11,473	10,151
	Visa Inc.	3.650%	9/15/2047	4,365	3,455
	Wells Fargo & Co.	3.068%	4/30/2041	11,531	8,988
	Wells Fargo & Co.	5.375%	11/2/2043	15,738	15,364
	Wells Fargo & Co.	5.606%	1/15/2044	63,668	64,004
	Wells Fargo & Co.	4.650%	11/4/2044	7,332	6,493
	Wells Fargo & Co.	3.900%	5/1/2045	8,414	6,901
	Wells Fargo & Co.	4.900%	11/17/2045	6,221	5,704
	Wells Fargo & Co.	4.400%	6/14/2046	14,069	11,927
	Wells Fargo & Co.	4.750%	12/7/2046	21,323	18,945
	Wells Fargo & Co.	5.013%	4/4/2051	42,840	39,936
	Wells Fargo & Co.	4.611%	4/25/2053	27,374	24,000
	Wells Fargo Bank NA	5.850%	2/1/2037	2,000	2,118
	Wells Fargo Bank NA	6.600%	1/15/2038	3,000	3,375
	Westpac Banking Corp.	2.963%	11/16/2040	2,211	1,699
	Westpac Banking Corp.	3.133%	11/18/2041	4,318	3,282
[7]	Wynnton Funding Trust II	5.991%	8/15/2055	4,345	4,470
					1,818,928
Health Care (11.9%)
	Abbott Laboratories	5.300%	5/27/2040	3,466	3,599
	Abbott Laboratories	4.900%	11/30/2046	18,350	17,589
	AbbVie Inc.	4.300%	5/14/2036	1,000	960
	AbbVie Inc.	4.050%	11/21/2039	7,635	6,832
	AbbVie Inc.	4.400%	11/6/2042	6,217	5,613
	AbbVie Inc.	5.350%	3/15/2044	5,716	5,736
	AbbVie Inc.	4.850%	6/15/2044	21,922	20,632
	AbbVie Inc.	4.700%	5/14/2045	19,274	17,700
	AbbVie Inc.	4.450%	5/14/2046	6,471	5,724
	AbbVie Inc.	4.875%	11/14/2048	3,217	2,987
	AbbVie Inc.	4.250%	11/21/2049	73,178	61,584
	AbbVie Inc.	5.400%	3/15/2054	5,879	5,836
	AbbVie Inc.	5.500%	3/15/2064	5,719	5,711
	AdventHealth Obligated Group	2.795%	11/15/2051	3,171	2,026
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	5,453	4,634
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	7,803	5,730
	Aetna Inc.	4.750%	3/15/2044	1,741	1,510
[3]	Allina Health System	3.887%	4/15/2049	3,607	2,850
	Amgen Inc.	4.950%	10/1/2041	2,415	2,285
	Amgen Inc.	5.650%	6/15/2042	3,000	3,073
	Amgen Inc.	5.600%	3/2/2043	4,901	4,967
	AstraZeneca plc	4.000%	9/18/2042	278	243
	AstraZeneca plc	4.375%	8/17/2048	12,000	10,615
	AstraZeneca plc	3.000%	5/28/2051	11,324	7,807
	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	2,337	1,400
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,503	1,099
[5]	Bayer AG	1.000%	1/12/2036	1,400	1,222
	Baylor Scott & White Holdings	2.839%	11/15/2050	7,343	4,796
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,950	1,295
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	15,807	14,360
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	17,087	12,114
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	3,386	2,895
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	777	681
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	75,990	63,365
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	6,436	3,891
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	10,365	10,299
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	30,696	22,505
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	4,017	4,448
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	7,808	7,748
	Children's Health System of Texas	2.511%	8/15/2050	2,757	1,664
	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,353	866
	Cigna Group	6.000%	1/15/2056	13,535	13,997
	City of Hope	5.623%	11/15/2043	1,955	1,955
	City of Hope	4.378%	8/15/2048	1,753	1,470
	CommonSpirit Health	4.187%	10/1/2049	8,497	6,850
	CommonSpirit Health	5.662%	9/1/2055	4,350	4,327
	CVS Health Corp.	6.200%	9/15/2055	7,755	7,963
	Danaher Corp.	2.600%	10/1/2050	4,094	2,554
	Danaher Corp.	2.800%	12/10/2051	2,399	1,547
	Dignity Health	4.500%	11/1/2042	1,052	927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	5.267%	11/1/2064	765	699
	Elevance Health Inc.	5.650%	6/15/2054	3,510	3,456
	Elevance Health Inc.	5.700%	2/15/2055	3,580	3,535
	Eli Lilly & Co.	4.900%	10/15/2035	13,165	13,389
	Eli Lilly & Co.	3.875%	3/15/2039	100	87
	Eli Lilly & Co.	5.000%	2/9/2054	4,027	3,813
	Eli Lilly & Co.	5.050%	8/14/2054	25,441	24,186
	Eli Lilly & Co.	5.500%	2/12/2055	9,860	10,045
	Eli Lilly & Co.	4.950%	2/27/2063	7,011	6,469
	Eli Lilly & Co.	5.100%	2/9/2064	13,426	12,711
	Eli Lilly & Co.	5.600%	2/12/2065	27,927	28,738
	Eli Lilly & Co.	5.650%	10/15/2065	5,415	5,577
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	3,000	3,296
	Gilead Sciences Inc.	4.800%	4/1/2044	8,700	8,132
	Gilead Sciences Inc.	5.550%	10/15/2053	12,160	12,316
	Gilead Sciences Inc.	5.500%	11/15/2054	18,800	18,943
	Gilead Sciences Inc.	5.600%	11/15/2064	4,335	4,383
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,603	4,060
	Hackensack Meridian Health Inc.	2.875%	9/1/2050	1,378	899
	HCA Inc.	5.700%	11/15/2055	9,705	9,417
	Iowa Health System	3.665%	2/15/2050	2,610	1,978
	Johnson & Johnson	3.750%	3/3/2047	19,221	15,762
	Johnson & Johnson	5.250%	6/1/2054	10,586	10,829
	Kaiser Foundation Hospitals	2.810%	6/1/2041	11,257	8,413
	Kaiser Foundation Hospitals	4.150%	5/1/2047	4,943	4,182
	Kaiser Foundation Hospitals	3.266%	11/1/2049	205	147
	Kaiser Foundation Hospitals	3.002%	6/1/2051	26,969	18,081
	Mass General Brigham Inc.	3.192%	7/1/2049	5,257	3,712
	Mass General Brigham Inc.	3.342%	7/1/2060	10,738	7,248
	Mayo Clinic	3.196%	11/15/2061	9,496	6,240
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	2,000	1,651
	Merck & Co. Inc.	3.900%	3/7/2039	4,400	3,940
	Merck & Co. Inc.	4.150%	5/18/2043	428	373
	Merck & Co. Inc.	4.900%	5/17/2044	12,077	11,478
	Merck & Co. Inc.	3.700%	2/10/2045	39,123	31,498
	Merck & Co. Inc.	2.750%	12/10/2051	11,864	7,504
	Merck & Co. Inc.	5.000%	5/17/2053	435	409
	Merck & Co. Inc.	5.700%	9/15/2055	24,590	25,356
	Merck & Co. Inc.	2.900%	12/10/2061	2,320	1,388
	Merck & Co. Inc.	5.150%	5/17/2063	1,504	1,416
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	1,000	768
	MyMichigan Health	3.409%	6/1/2050	5,000	3,565
	New York & Presbyterian Hospital	4.063%	8/1/2056	3,941	3,181
	Northwell Healthcare Inc.	4.800%	11/1/2042	1,052	959
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,954	1,551
	Northwell Healthcare Inc.	4.260%	11/1/2047	1,042	868
	Northwell Healthcare Inc.	3.809%	11/1/2049	2,322	1,747
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	3,757	2,361
	Novant Health Inc.	3.168%	11/1/2051	5,757	3,952
	Novartis Capital Corp.	4.400%	5/6/2044	18,519	16,829
	Novartis Capital Corp.	4.700%	9/18/2054	4,580	4,171
	NYU Langone Hospitals	4.784%	7/1/2044	1,954	1,806
[3]	Orlando Health Obligated Group	3.327%	10/1/2050	1,461	1,060
	PeaceHealth Obligated Group	4.787%	11/15/2048	1,564	1,377
	Pfizer Inc.	4.100%	9/15/2038	12,341	11,266
	Pfizer Inc.	3.900%	3/15/2039	19,485	17,301
	Pfizer Inc.	7.200%	3/15/2039	23,405	28,149
	Pfizer Inc.	2.550%	5/28/2040	5,274	3,899
	Pfizer Inc.	4.300%	6/15/2043	3,059	2,688
	Pfizer Inc.	4.400%	5/15/2044	6,087	5,456
	Pfizer Inc.	4.125%	12/15/2046	3,867	3,231
	Pfizer Inc.	4.200%	9/15/2048	2,552	2,143
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	55,116	53,507
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	31,885	30,739
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	25,083	23,781
	Piedmont Healthcare Inc.	2.719%	1/1/2042	2,171	1,558
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	50	39
[7]	Roche Holdings Inc.	2.607%	12/13/2051	11,466	7,155
[7]	Roche Holdings Inc.	5.218%	3/8/2054	4,519	4,439
	Stanford Health Care	3.027%	8/15/2051	8,638	5,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sutter Health	3.161%	8/15/2040	10,083	8,006
	Sutter Health	5.547%	8/15/2053	1,586	1,616
[5]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	400	335
[5]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	200	150
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	6,960	6,909
[3]	Trinity Health Corp.	3.434%	12/1/2048	1,101	847
	UnitedHealth Group Inc.	5.800%	3/15/2036	85	91
	UnitedHealth Group Inc.	3.500%	8/15/2039	5,569	4,646
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,642	1,227
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,946	9,488
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,141	13,060
	UnitedHealth Group Inc.	4.375%	3/15/2042	18,189	16,243
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,108	3,452
	UnitedHealth Group Inc.	5.500%	7/15/2044	20,486	20,542
	UnitedHealth Group Inc.	4.750%	7/15/2045	33,679	30,709
	UnitedHealth Group Inc.	4.250%	4/15/2047	12,179	10,205
	UnitedHealth Group Inc.	3.750%	10/15/2047	7,202	5,561
	UnitedHealth Group Inc.	4.250%	6/15/2048	22,943	19,020
	UnitedHealth Group Inc.	3.700%	8/15/2049	18,322	13,783
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,214	2,077
	UnitedHealth Group Inc.	3.250%	5/15/2051	21,107	14,447
	UnitedHealth Group Inc.	4.750%	5/15/2052	12,297	10,834
	UnitedHealth Group Inc.	5.875%	2/15/2053	5,500	5,646
	UnitedHealth Group Inc.	5.050%	4/15/2053	2,100	1,928
	UnitedHealth Group Inc.	5.375%	4/15/2054	15,051	14,461
	UnitedHealth Group Inc.	5.625%	7/15/2054	35,556	35,413
	UnitedHealth Group Inc.	5.950%	6/15/2055	3,780	3,935
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,345	1,725
	UnitedHealth Group Inc.	4.950%	5/15/2062	4,000	3,529
	UnitedHealth Group Inc.	6.050%	2/15/2063	3,594	3,756
	UnitedHealth Group Inc.	5.200%	4/15/2063	10,445	9,564
	UnitedHealth Group Inc.	5.500%	4/15/2064	17,732	17,052
	Wyeth LLC	5.950%	4/1/2037	7,065	7,652
	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	1,378	825
					1,282,313
Industrials (6.6%)
[8]	Amphenol Corp.	4.625%	2/15/2036	24,740	24,314
[8]	Amphenol Corp.	5.300%	11/15/2055	15,060	14,650
[7]	BAE Systems plc	5.500%	3/26/2054	13,963	14,201
	Boeing Co.	3.900%	5/1/2049	2,175	1,645
	Boeing Co.	6.858%	5/1/2054	3,050	3,476
	Boeing Co.	5.930%	5/1/2060	2,000	1,986
	Boeing Co.	7.008%	5/1/2064	1,842	2,104
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,000	2,967
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	2,148	2,085
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	15,481	13,973
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	30,678	27,491
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	1,500	1,352
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	2,552	2,510
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	4,066	3,862
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	22,393	20,160
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	6,196	5,277
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	5,104	4,196
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	16,365	13,605
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	14,497	10,843
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	4,428	2,997
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	13,475	9,510
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	5,860	3,764
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	4,586	4,390
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	8,238	8,251
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	15,830	16,444
	Canadian National Railway Co.	3.650%	2/3/2048	15,311	11,883
	Caterpillar Inc.	5.200%	5/15/2035	12,555	13,033
	Caterpillar Inc.	6.050%	8/15/2036	3,131	3,497
	Caterpillar Inc.	3.803%	8/15/2042	19,467	16,559
	CSX Corp.	4.750%	5/30/2042	5,071	4,769
	CSX Corp.	3.800%	11/1/2046	4,214	3,370
	CSX Corp.	3.350%	9/15/2049	7,500	5,389
	CSX Corp.	3.800%	4/15/2050	1,167	909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.500%	11/15/2052	6,000	5,187
	CSX Corp.	4.900%	3/15/2055	28,931	26,546
	Deere & Co.	5.700%	1/19/2055	3,220	3,387
	Emerson Electric Co.	5.250%	11/15/2039	1,000	1,023
	General Dynamics Corp.	4.250%	4/1/2040	8,641	7,950
	General Electric Co.	4.900%	1/29/2036	13,550	13,814
	Honeywell International Inc.	5.375%	3/1/2041	6,360	6,589
	Honeywell International Inc.	2.800%	6/1/2050	3,480	2,278
	Honeywell International Inc.	5.250%	3/1/2054	47,608	45,534
	Honeywell International Inc.	5.350%	3/1/2064	2,420	2,348
	Lockheed Martin Corp.	4.070%	12/15/2042	10,459	9,085
	Lockheed Martin Corp.	3.800%	3/1/2045	8,646	7,064
	Lockheed Martin Corp.	4.700%	5/15/2046	4,572	4,205
	Lockheed Martin Corp.	2.800%	6/15/2050	31,569	20,507
	Lockheed Martin Corp.	4.090%	9/15/2052	24,031	19,532
	Lockheed Martin Corp.	4.150%	6/15/2053	28,008	22,907
	Lockheed Martin Corp.	4.300%	6/15/2062	5,168	4,192
	Lockheed Martin Corp.	5.900%	11/15/2063	3,000	3,191
	Lockheed Martin Corp.	5.200%	2/15/2064	7,532	7,165
	Norfolk Southern Corp.	2.900%	8/25/2051	12,800	8,335
	Northrop Grumman Corp.	5.050%	11/15/2040	8,184	8,074
	Northrop Grumman Corp.	4.030%	10/15/2047	8,875	7,261
	Northrop Grumman Corp.	5.250%	5/1/2050	700	676
	Northrop Grumman Corp.	4.950%	3/15/2053	3,142	2,891
	Northrop Grumman Corp.	5.200%	6/1/2054	33,152	31,645
	RTX Corp.	6.125%	7/15/2038	164	181
	RTX Corp.	5.700%	4/15/2040	1,000	1,055
	RTX Corp.	4.875%	10/15/2040	5,477	5,309
[7]	Siemens Funding BV	5.800%	5/28/2055	4,510	4,814
[7]	Siemens Funding BV	5.900%	5/28/2065	2,050	2,200
	Union Pacific Corp.	3.200%	5/20/2041	9,935	7,811
	Union Pacific Corp.	3.375%	2/14/2042	25,755	20,497
	Union Pacific Corp.	3.500%	2/14/2053	19,311	14,029
	Union Pacific Corp.	5.600%	12/1/2054	18,899	19,100
	Union Pacific Corp.	3.550%	5/20/2061	7,729	5,318
	Union Pacific Corp.	5.150%	1/20/2063	17,912	16,863
	Union Pacific Corp.	3.850%	2/14/2072	8,674	6,181
	United Parcel Service Inc.	3.625%	10/1/2042	196	159
	United Parcel Service Inc.	4.250%	3/15/2049	8,615	7,228
	United Parcel Service Inc.	3.400%	9/1/2049	4,650	3,366
	United Parcel Service Inc.	5.500%	5/22/2054	21,858	21,685
	United Parcel Service Inc.	5.950%	5/14/2055	2,175	2,280
	United Parcel Service Inc.	6.050%	5/14/2065	3,495	3,677
	Waste Management Inc.	5.350%	10/15/2054	24,100	23,763
					712,364
Materials (1.5%)
	Air Products & Chemicals Inc.	2.700%	5/15/2040	2,056	1,544
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	22,862	20,124
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	14,242	13,717
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	4,014	4,082
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	14,255	14,868
[7]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	4,163	4,550
	CRH America Finance Inc.	5.600%	2/9/2056	10,000	9,984
	Ecolab Inc.	2.700%	12/15/2051	12,390	7,851
[7]	Glencore Funding LLC	6.141%	4/1/2055	16,815	17,648
	Linde Inc.	3.550%	11/7/2042	1,807	1,467
	Linde Inc.	2.000%	8/10/2050	112	61
	Martin Marietta Materials Inc.	5.500%	12/1/2054	4	4
	Nucor Corp.	5.200%	8/1/2043	1,000	985
	Nucor Corp.	4.400%	5/1/2048	1,000	862
	Nutrien Ltd.	5.875%	12/1/2036	1,520	1,606
	Nutrien Ltd.	4.900%	6/1/2043	3,995	3,687
	Nutrien Ltd.	5.250%	1/15/2045	3,000	2,860
	Rio Tinto Alcan Inc.	5.750%	6/1/2035	2,000	2,145
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,292	2,302
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	20,435	12,875
	Rio Tinto Finance USA plc	4.125%	8/21/2042	19,956	17,403
	Rio Tinto Finance USA plc	5.125%	3/9/2053	4,122	3,922
	Rio Tinto Finance USA plc	5.750%	3/14/2055	17,310	17,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,470	3,636
					166,068
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	1,850	1,757
	American Homes 4 Rent LP	3.375%	7/15/2051	2,045	1,396
	American Homes 4 Rent LP	4.300%	4/15/2052	2,500	2,009
	Essex Portfolio LP	4.500%	3/15/2048	1,828	1,590
	Mid-America Apartments LP	2.875%	9/15/2051	2,410	1,555
[5]	Prologis Euro Finance LLC	3.875%	9/22/2037	319	367
	Prologis LP	3.050%	3/1/2050	6,104	4,149
	Prologis LP	5.250%	6/15/2053	2,361	2,298
	Prologis LP	5.250%	3/15/2054	2,893	2,809
	Public Storage Operating Co.	5.350%	8/1/2053	7,761	7,653
	Realty Income Corp.	5.375%	9/1/2054	3,686	3,616
	Simon Property Group LP	6.750%	2/1/2040	1,152	1,327
	Simon Property Group LP	4.250%	10/1/2044	3,011	2,578
	Simon Property Group LP	4.250%	11/30/2046	3,000	2,534
	Simon Property Group LP	3.250%	9/13/2049	19,990	13,990
	Simon Property Group LP	3.800%	7/15/2050	1,686	1,290
	Simon Property Group LP	5.850%	3/8/2053	5,482	5,659
	Simon Property Group LP	6.650%	1/15/2054	4,231	4,816
[5]	Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	900	623
[5]	Vonovia SE	1.500%	6/14/2041	1,000	777
					62,793
Technology (6.6%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	3,510	3,027
	Apple Inc.	3.850%	5/4/2043	34,227	29,187
	Apple Inc.	3.450%	2/9/2045	24,076	19,034
	Apple Inc.	4.375%	5/13/2045	9,370	8,445
	Apple Inc.	4.650%	2/23/2046	14,385	13,405
	Apple Inc.	4.250%	2/9/2047	25,116	21,942
	Apple Inc.	3.750%	11/13/2047	12,963	10,426
	Apple Inc.	2.950%	9/11/2049	4,300	2,945
	Apple Inc.	2.650%	2/8/2051	44,470	28,214
	Apple Inc.	2.700%	8/5/2051	34,387	21,890
	Applied Materials Inc.	5.100%	10/1/2035	95	98
	Broadcom Inc.	4.800%	2/15/2036	21,336	21,155
[7]	Broadcom Inc.	4.926%	5/15/2037	5,000	4,990
	Broadcom Inc.	4.900%	2/15/2038	61,520	60,759
	Broadcom Inc.	3.500%	2/15/2041	5,000	4,125
	Cisco Systems Inc.	5.900%	2/15/2039	8,447	9,158
	Cisco Systems Inc.	5.500%	1/15/2040	25,212	26,220
	Cisco Systems Inc.	5.300%	2/26/2054	10,774	10,534
	Cisco Systems Inc.	5.500%	2/24/2055	6,070	6,122
	Cisco Systems Inc.	5.350%	2/26/2064	5,070	4,924
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	8,544	9,035
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	14,030	14,894
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	4,855	4,579
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	37,825	36,944
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	19,323	18,306
	Intel Corp.	2.800%	8/12/2041	4,971	3,497
	Intel Corp.	5.625%	2/10/2043	4,093	4,027
	Intel Corp.	3.734%	12/8/2047	5,401	3,968
	Intel Corp.	3.250%	11/15/2049	870	576
	Intel Corp.	4.750%	3/25/2050	3,620	3,059
	Intel Corp.	3.050%	8/12/2051	3,465	2,192
	Intel Corp.	5.700%	2/10/2053	4,655	4,474
	Intel Corp.	5.600%	2/21/2054	5,515	5,277
	Intel Corp.	3.100%	2/15/2060	4,340	2,538
	International Business Machines Corp.	4.150%	5/15/2039	17,609	15,830
	International Business Machines Corp.	4.000%	6/20/2042	4,654	3,946
	International Business Machines Corp.	4.250%	5/15/2049	22,992	18,970
	International Business Machines Corp.	3.430%	2/9/2052	6,594	4,657
	International Business Machines Corp.	4.900%	7/27/2052	16,029	14,454
	KLA Corp.	5.000%	3/15/2049	1,326	1,252
	KLA Corp.	4.950%	7/15/2052	3,998	3,730
	Microsoft Corp.	2.525%	6/1/2050	108,974	68,426
	Microsoft Corp.	2.921%	3/17/2052	56,981	38,335
	Microsoft Corp.	2.675%	6/1/2060	10,877	6,456

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	3.041%	3/17/2062	9,995	6,429
NVIDIA Corp.	3.500%	4/1/2040	14,926	12,801
NVIDIA Corp.	3.500%	4/1/2050	18,967	14,470
NVIDIA Corp.	3.700%	4/1/2060	10,107	7,674
Oracle Corp.	5.875%	9/26/2045	6,268	6,031
QUALCOMM Inc.	4.300%	5/20/2047	27,605	23,672
QUALCOMM Inc.	4.500%	5/20/2052	15,233	13,198
QUALCOMM Inc.	6.000%	5/20/2053	2,390	2,561
Salesforce Inc.	2.700%	7/15/2041	5,402	3,963
Salesforce Inc.	2.900%	7/15/2051	4,042	2,637
Salesforce Inc.	3.050%	7/15/2061	2,000	1,249
Texas Instruments Inc.	3.875%	3/15/2039	6,053	5,401
Texas Instruments Inc.	2.700%	9/15/2051	3,000	1,874
Texas Instruments Inc.	4.100%	8/16/2052	1,250	1,014
Texas Instruments Inc.	5.150%	2/8/2054	3,682	3,527
Texas Instruments Inc.	5.050%	5/18/2063	10,264	9,426
				711,949
Utilities (15.6%)
AEP Texas Inc.	5.850%	10/15/2055	3,100	3,102
AEP Transmission Co. LLC	3.750%	12/1/2047	21,097	16,488
AEP Transmission Co. LLC	3.650%	4/1/2050	138	105
AEP Transmission Co. LLC	4.500%	6/15/2052	2,412	2,091
AEP Transmission Co. LLC	5.400%	3/15/2053	1,190	1,182
Alabama Power Co.	6.000%	3/1/2039	5,617	6,103
Alabama Power Co.	5.500%	3/15/2041	13,733	13,829
Alabama Power Co.	5.200%	6/1/2041	11,499	11,414
Alabama Power Co.	3.850%	12/1/2042	1,076	898
Alabama Power Co.	3.750%	3/1/2045	17,644	14,115
Alabama Power Co.	3.450%	10/1/2049	554	406
Alabama Power Co.	3.125%	7/15/2051	2,906	1,980
Ameren Illinois Co.	4.500%	3/15/2049	12,578	10,980
Ameren Illinois Co.	2.900%	6/15/2051	3,172	2,074
Ameren Illinois Co.	5.900%	12/1/2052	2,763	2,926
Appalachian Power Co.	4.400%	5/15/2044	2,097	1,785
Appalachian Power Co.	3.700%	5/1/2050	3,760	2,777
Arizona Public Service Co.	5.900%	8/15/2055	14,550	14,981
Atmos Energy Corp.	4.150%	1/15/2043	1,521	1,317
Atmos Energy Corp.	4.125%	10/15/2044	2,150	1,837
Atmos Energy Corp.	3.375%	9/15/2049	3,131	2,276
Atmos Energy Corp.	6.200%	11/15/2053	2,674	2,946
Atmos Energy Corp.	5.000%	12/15/2054	16,495	15,347
Atmos Energy Corp.	5.450%	1/15/2056	7,370	7,311
Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,176	1,316
Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,500	1,178
Baltimore Gas & Electric Co.	4.250%	9/15/2048	19,737	16,602
Baltimore Gas & Electric Co.	4.550%	6/1/2052	5,982	5,206
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	42	46
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	4,983	5,373
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	18,638	18,081
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	29,914	26,460
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	112	87
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5,128	4,393
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,000	1,918
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	5,334	3,536
CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	2,000	1,497
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	52	48
CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,842	1,817
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,500	1,565
CMS Energy Corp.	4.875%	3/1/2044	3,048	2,772
Commonwealth Edison Co.	5.900%	3/15/2036	2,956	3,199
Commonwealth Edison Co.	3.800%	10/1/2042	16,152	13,357
Commonwealth Edison Co.	4.600%	8/15/2043	8,661	7,914
Commonwealth Edison Co.	4.700%	1/15/2044	2,647	2,435
Commonwealth Edison Co.	3.700%	3/1/2045	13,244	10,546
Commonwealth Edison Co.	4.350%	11/15/2045	8,500	7,382
Commonwealth Edison Co.	3.650%	6/15/2046	3,318	2,595
Commonwealth Edison Co.	4.000%	3/1/2048	6,534	5,319
Commonwealth Edison Co.	4.000%	3/1/2049	10,053	8,071
Commonwealth Edison Co.	3.000%	3/1/2050	2,000	1,343

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth Edison Co.	3.125%	3/15/2051	2,138	1,458
Commonwealth Edison Co.	2.750%	9/1/2051	1,500	953
Commonwealth Edison Co.	3.850%	3/15/2052	1,500	1,161
Commonwealth Edison Co.	5.300%	2/1/2053	2,290	2,232
Commonwealth Edison Co.	5.950%	6/1/2055	11,905	12,689
Connecticut Light & Power Co.	6.350%	6/1/2036	956	1,055
Connecticut Light & Power Co.	4.300%	4/15/2044	1,502	1,316
Connecticut Light & Power Co.	4.150%	6/1/2045	12,588	10,597
Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	956	1,021
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	7,930	8,722
Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,818	2,090
Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	6,987	7,163
Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	861	893
Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	8,145	7,092
Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,516	7,963
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	40,131	35,465
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	86	76
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	10,026	8,034
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	1,068	846
Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	3,063	2,725
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	1,086	884
Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	2,000	1,599
Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	28,643	19,601
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	16,716	17,504
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	19,521	20,040
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,041	875
Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	12,330	7,574
Consumers Energy Co.	3.750%	2/15/2050	2,090	1,616
Consumers Energy Co.	3.100%	8/15/2050	22,969	15,886
Consumers Energy Co.	2.650%	8/15/2052	1,032	660
Consumers Energy Co.	4.200%	9/1/2052	2,500	2,071
Dominion Energy Inc.	4.050%	9/15/2042	9	8
Dominion Energy Inc.	4.850%	8/15/2052	1,500	1,321
Dominion Energy Inc.	7.000%	6/1/2054	4,096	4,475
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	3,778	4,090
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	3,000	3,052
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	2,340	2,136
Dominion Energy South Carolina Inc.	6.250%	10/15/2053	3,093	3,420
DTE Electric Co.	4.300%	7/1/2044	3,320	2,886
DTE Electric Co.	3.700%	3/15/2045	2,921	2,324
DTE Electric Co.	2.950%	3/1/2050	2,533	1,717
DTE Electric Co.	3.250%	4/1/2051	2,000	1,419
DTE Electric Co.	5.400%	4/1/2053	2,386	2,376
DTE Electric Co.	5.850%	5/15/2055	4,190	4,430
Duke Energy Carolinas LLC	5.300%	2/15/2040	6,888	7,018
Duke Energy Carolinas LLC	4.250%	12/15/2041	12,251	10,883
Duke Energy Carolinas LLC	4.000%	9/30/2042	32,230	27,469
Duke Energy Carolinas LLC	3.750%	6/1/2045	2,429	1,935
Duke Energy Carolinas LLC	3.875%	3/15/2046	2,086	1,686
Duke Energy Carolinas LLC	3.700%	12/1/2047	1,586	1,228
Duke Energy Carolinas LLC	3.200%	8/15/2049	957	670
Duke Energy Carolinas LLC	3.450%	4/15/2051	8,745	6,349
Duke Energy Carolinas LLC	3.550%	3/15/2052	2,600	1,918
Duke Energy Corp.	6.100%	9/15/2053	2,462	2,595
Duke Energy Corp.	5.800%	6/15/2054	12,394	12,544
Duke Energy Florida LLC	6.350%	9/15/2037	766	857
Duke Energy Florida LLC	5.650%	4/1/2040	4,408	4,619
Duke Energy Florida LLC	3.850%	11/15/2042	1,466	1,216
Duke Energy Florida LLC	3.400%	10/1/2046	2,000	1,490
Duke Energy Florida LLC	4.200%	7/15/2048	3,036	2,512
Duke Energy Florida LLC	3.000%	12/15/2051	2,544	1,679
Duke Energy Florida LLC	6.200%	11/15/2053	2,580	2,832
Duke Energy Indiana LLC	6.120%	10/15/2035	1,012	1,103
Duke Energy Indiana LLC	6.350%	8/15/2038	783	869
Duke Energy Indiana LLC	6.450%	4/1/2039	1,324	1,482
Duke Energy Indiana LLC	4.200%	3/15/2042	9,468	8,091
Duke Energy Indiana LLC	4.900%	7/15/2043	22,692	21,418
Duke Energy Indiana LLC	3.250%	10/1/2049	2,595	1,830
Duke Energy Indiana LLC	2.750%	4/1/2050	10,163	6,479
Duke Energy Indiana LLC	5.400%	4/1/2053	8,960	8,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	5.900%	5/15/2055	7,510	7,902
	Duke Energy Ohio Inc.	3.700%	6/15/2046	7,825	6,103
	Duke Energy Ohio Inc.	4.300%	2/1/2049	1,036	869
	Duke Energy Ohio Inc.	5.650%	4/1/2053	810	819
	Duke Energy Progress LLC	4.100%	5/15/2042	2,250	1,941
	Duke Energy Progress LLC	4.100%	3/15/2043	17,371	14,868
	Duke Energy Progress LLC	4.150%	12/1/2044	13,597	11,584
	Duke Energy Progress LLC	4.200%	8/15/2045	12,062	10,258
	Duke Energy Progress LLC	3.600%	9/15/2047	2,086	1,591
	Duke Energy Progress LLC	2.500%	8/15/2050	1,086	654
	Duke Energy Progress LLC	2.900%	8/15/2051	22,042	14,228
	Duke Energy Progress LLC	4.000%	4/1/2052	2,146	1,706
	Duke Energy Progress LLC	5.550%	3/15/2055	11,134	11,266
[6]	Engie SA	5.750%	10/28/2050	200	248
	Entergy Arkansas LLC	4.200%	4/1/2049	1,500	1,232
	Entergy Arkansas LLC	2.650%	6/15/2051	2,808	1,714
	Entergy Arkansas LLC	5.750%	6/1/2054	4,286	4,424
	Entergy Corp.	3.750%	6/15/2050	3,500	2,582
	Entergy Louisiana LLC	4.200%	9/1/2048	1,537	1,268
	Entergy Louisiana LLC	4.200%	4/1/2050	1,500	1,224
	Entergy Louisiana LLC	2.900%	3/15/2051	2,954	1,901
	Entergy Texas Inc.	5.000%	9/15/2052	421	383
	Entergy Texas Inc.	5.800%	9/1/2053	980	999
	Entergy Texas Inc.	5.550%	9/15/2054	3,788	3,745
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,123	963
	Evergy Kansas Central Inc.	4.625%	9/1/2043	1,243	1,094
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,400	976
	Evergy Kansas Central Inc.	3.450%	4/15/2050	500	361
	Exelon Corp.	5.100%	6/15/2045	2,000	1,877
	Exelon Corp.	4.450%	4/15/2046	484	414
	Exelon Corp.	4.100%	3/15/2052	2,511	1,972
	Exelon Corp.	5.600%	3/15/2053	288	284
	Exelon Corp.	5.875%	3/15/2055	7,460	7,637
	FirstEnergy Corp.	4.850%	7/15/2047	3,500	3,116
	Florida Power & Light Co.	5.650%	2/1/2037	1,500	1,601
	Florida Power & Light Co.	5.960%	4/1/2039	1,071	1,163
	Florida Power & Light Co.	5.690%	3/1/2040	669	707
	Florida Power & Light Co.	5.250%	2/1/2041	2,797	2,818
	Florida Power & Light Co.	4.050%	6/1/2042	171	148
	Florida Power & Light Co.	3.700%	12/1/2047	3,000	2,352
	Florida Power & Light Co.	3.990%	3/1/2049	2,909	2,367
	Florida Power & Light Co.	2.875%	12/4/2051	3,000	1,959
	Georgia Power Co.	4.750%	9/1/2040	25,306	24,219
	Georgia Power Co.	4.300%	3/15/2042	9,916	8,784
	Georgia Power Co.	3.700%	1/30/2050	7,845	6,010
	Georgia Power Co.	3.250%	3/15/2051	1,000	702
	Georgia Power Co.	5.125%	5/15/2052	570	545
	Georgia Power Co.	5.500%	10/1/2055	10,435	10,433
	Idaho Power Co.	5.500%	3/15/2053	1,610	1,603
	Indiana Michigan Power Co.	3.750%	7/1/2047	4,052	3,112
	Indiana Michigan Power Co.	4.250%	8/15/2048	2,726	2,235
	Indiana Michigan Power Co.	5.625%	4/1/2053	2,452	2,487
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	11,045	10,789
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	7,529	7,331
	Kentucky Utilities Co.	5.125%	11/1/2040	5,190	5,122
	Kentucky Utilities Co.	4.375%	10/1/2045	13,419	11,585
	Kentucky Utilities Co.	3.300%	6/1/2050	2,002	1,411
	Kentucky Utilities Co.	5.850%	8/15/2055	4,340	4,475
	Louisville Gas & Electric Co.	5.850%	8/15/2055	4,340	4,479
	MidAmerican Energy Co.	5.800%	10/15/2036	1,479	1,596
	MidAmerican Energy Co.	4.800%	9/15/2043	16,926	15,724
	MidAmerican Energy Co.	4.250%	5/1/2046	14,118	12,132
	MidAmerican Energy Co.	3.950%	8/1/2047	2,000	1,617
	MidAmerican Energy Co.	3.150%	4/15/2050	1,000	694
	MidAmerican Energy Co.	2.700%	8/1/2052	1,378	873
	MidAmerican Energy Co.	5.850%	9/15/2054	2,000	2,107
	MidAmerican Energy Co.	5.300%	2/1/2055	2,074	2,018
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	8,203	7,020
	Nevada Power Co.	3.125%	8/1/2050	1,580	1,050
[7]	New England Power Co.	2.807%	10/6/2050	11,641	7,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	4,950	5,297
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	1,296	1,291
	NiSource Inc.	4.800%	2/15/2044	1,500	1,367
	NiSource Inc.	5.850%	4/1/2055	24,045	24,534
	Northern States Power Co.	6.250%	6/1/2036	831	924
	Northern States Power Co.	6.200%	7/1/2037	1,954	2,163
	Northern States Power Co.	5.350%	11/1/2039	936	965
	Northern States Power Co.	3.400%	8/15/2042	4,000	3,138
	Northern States Power Co.	4.000%	8/15/2045	805	670
	Northern States Power Co.	3.600%	9/15/2047	86	66
	Northern States Power Co.	2.600%	6/1/2051	6,853	4,312
	Northern States Power Co.	3.200%	4/1/2052	3,000	2,123
	Northern States Power Co.	4.500%	6/1/2052	3,102	2,700
	Northern States Power Co.	5.400%	3/15/2054	2,012	2,007
	Northern States Power Co.	5.650%	6/15/2054	4,096	4,251
	Northern States Power Co.	5.650%	5/15/2055	6,950	7,183
	NSTAR Electric Co.	3.100%	6/1/2051	1,000	690
	Oglethorpe Power Corp.	6.200%	12/1/2053	2,262	2,387
	Oglethorpe Power Corp.	5.800%	6/1/2054	2,745	2,733
	Ohio Power Co.	4.000%	6/1/2049	2,724	2,110
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,500	1,245
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	18,605	19,116
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	1,435	1,748
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,124	3,139
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,435	1,114
	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	274	187
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	2,195	1,655
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,500	925
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	12,785	11,705
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	9,415	9,371
	Pacific Gas & Electric Co.	4.950%	7/1/2050	22,172	19,049
	Pacific Gas & Electric Co.	6.750%	1/15/2053	2,380	2,568
	PacifiCorp	5.250%	6/15/2035	1,244	1,264
	PacifiCorp	6.100%	8/1/2036	1,435	1,544
	PacifiCorp	6.250%	10/15/2037	1,966	2,117
	PacifiCorp	6.350%	7/15/2038	5,109	5,500
	PacifiCorp	6.000%	1/15/2039	1,622	1,702
	PacifiCorp	4.100%	2/1/2042	106	88
	PacifiCorp	4.125%	1/15/2049	5,981	4,672
	PacifiCorp	4.150%	2/15/2050	1,939	1,512
	PacifiCorp	5.350%	12/1/2053	3,220	2,963
	PacifiCorp	5.800%	1/15/2055	2,364	2,303
	PECO Energy Co.	4.800%	10/15/2043	7,727	7,134
	PECO Energy Co.	4.150%	10/1/2044	452	386
	PECO Energy Co.	3.700%	9/15/2047	7,828	6,137
	PECO Energy Co.	3.900%	3/1/2048	6,130	4,945
	PECO Energy Co.	2.800%	6/15/2050	3,000	1,945
	PECO Energy Co.	3.050%	3/15/2051	3,180	2,113
	PECO Energy Co.	4.600%	5/15/2052	3,170	2,809
	PECO Energy Co.	4.375%	8/15/2052	3,920	3,328
	Potomac Electric Power Co.	6.500%	11/15/2037	1,171	1,322
	Potomac Electric Power Co.	7.900%	12/15/2038	143	183
	PPL Electric Utilities Corp.	6.450%	8/15/2037	3,877	4,333
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,624	9,630
	PPL Electric Utilities Corp.	5.200%	7/15/2041	1,195	1,169
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,671	1,431
	PPL Electric Utilities Corp.	3.950%	6/1/2047	9,319	7,620
	PPL Electric Utilities Corp.	4.150%	6/15/2048	86	72
	PPL Electric Utilities Corp.	5.250%	5/15/2053	2,282	2,232
	Public Service Co. of Colorado	6.250%	9/1/2037	1,016	1,111
	Public Service Co. of Colorado	3.600%	9/15/2042	15,413	12,270
	Public Service Co. of Colorado	4.300%	3/15/2044	2,864	2,459
	Public Service Co. of Colorado	3.800%	6/15/2047	2,387	1,860
	Public Service Co. of Colorado	4.050%	9/15/2049	18,243	14,451
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,108	1,056
	Public Service Electric & Gas Co.	3.950%	5/1/2042	106	90
	Public Service Electric & Gas Co.	3.650%	9/1/2042	116	94
	Public Service Electric & Gas Co.	3.600%	12/1/2047	2,000	1,538
	Public Service Electric & Gas Co.	3.850%	5/1/2049	2,909	2,300
	Public Service Electric & Gas Co.	3.200%	8/1/2049	1,076	761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Electric & Gas Co.	2.700%	5/1/2050	14,960	9,491
	Public Service Electric & Gas Co.	3.000%	3/1/2051	4,842	3,268
	Public Service Electric & Gas Co.	5.125%	3/15/2053	2,504	2,401
	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,054	4,058
	Public Service Electric & Gas Co.	5.500%	3/1/2055	8,230	8,297
	Puget Sound Energy Inc.	6.274%	3/15/2037	479	526
	Puget Sound Energy Inc.	5.757%	10/1/2039	1,052	1,104
	Puget Sound Energy Inc.	5.795%	3/15/2040	12,300	12,792
	Puget Sound Energy Inc.	4.300%	5/20/2045	382	319
	Puget Sound Energy Inc.	4.223%	6/15/2048	5,423	4,483
	Puget Sound Energy Inc.	3.250%	9/15/2049	26,205	18,261
[3,7]	Rayburn Country Securitization LLC	3.025%	12/1/2043	9,324	7,769
	San Diego Gas & Electric Co.	4.500%	8/15/2040	2,000	1,850
	San Diego Gas & Electric Co.	3.750%	6/1/2047	1,000	773
	San Diego Gas & Electric Co.	4.100%	6/15/2049	2,271	1,829
	San Diego Gas & Electric Co.	2.950%	8/15/2051	1,500	981
	San Diego Gas & Electric Co.	3.700%	3/15/2052	14,010	10,372
	San Diego Gas & Electric Co.	5.550%	4/15/2054	3,723	3,700
	Southern California Edison Co.	5.950%	2/1/2038	6,000	6,153
	Southern California Edison Co.	4.500%	9/1/2040	9,161	8,083
	Southern California Edison Co.	4.050%	3/15/2042	1,721	1,387
	Southern California Edison Co.	3.900%	3/15/2043	22,235	17,376
	Southern California Edison Co.	4.650%	10/1/2043	20,821	17,853
	Southern California Edison Co.	3.600%	2/1/2045	4,037	2,953
	Southern California Edison Co.	4.000%	4/1/2047	35,964	27,412
	Southern California Edison Co.	4.125%	3/1/2048	21,219	16,425
	Southern California Edison Co.	4.875%	3/1/2049	3,194	2,729
	Southern California Edison Co.	3.650%	2/1/2050	2,000	1,411
	Southern California Edison Co.	2.950%	2/1/2051	1,573	971
	Southern California Edison Co.	3.450%	2/1/2052	18,962	12,758
	Southern California Edison Co.	5.450%	6/1/2052	3,235	2,975
	Southern California Edison Co.	5.875%	12/1/2053	3,562	3,463
	Southern California Edison Co.	5.900%	3/1/2055	14,363	14,091
	Southern California Edison Co.	6.200%	9/15/2055	1,835	1,874
	Southern California Gas Co.	5.125%	11/15/2040	1,879	1,855
	Southern California Gas Co.	4.125%	6/1/2048	19,988	16,218
	Southern California Gas Co.	4.300%	1/15/2049	3,461	2,883
	Southern California Gas Co.	5.600%	4/1/2054	2,448	2,468
	Southern Co.	4.400%	7/1/2046	1,000	858
	Southern Power Co.	4.900%	10/1/2035	4,065	4,018
	Southwestern Electric Power Co.	3.900%	4/1/2045	9	7
	Southwestern Public Service Co.	4.500%	8/15/2041	1,435	1,297
	Southwestern Public Service Co.	3.400%	8/15/2046	154	111
	Southwestern Public Service Co.	3.700%	8/15/2047	4,125	3,139
	Southwestern Public Service Co.	3.150%	5/1/2050	8,014	5,386
	Tampa Electric Co.	3.450%	3/15/2051	2,172	1,561
	Tampa Electric Co.	5.000%	7/15/2052	1,400	1,285
	Tucson Electric Power Co.	3.250%	5/1/2051	14,910	10,131
	Tucson Electric Power Co.	5.500%	4/15/2053	6,833	6,679
	Union Electric Co.	3.900%	9/15/2042	4,348	3,637
	Union Electric Co.	4.000%	4/1/2048	13,076	10,515
	Union Electric Co.	3.250%	10/1/2049	2,025	1,413
	Union Electric Co.	3.900%	4/1/2052	1,586	1,245
	Union Electric Co.	5.450%	3/15/2053	2,334	2,297
	Union Electric Co.	5.250%	1/15/2054	8,060	7,747
	Virginia Electric & Power Co.	4.900%	9/15/2035	8,050	8,026
	Virginia Electric & Power Co.	6.000%	5/15/2037	29,798	32,214
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,954	2,166
	Virginia Electric & Power Co.	8.875%	11/15/2038	968	1,304
	Virginia Electric & Power Co.	4.450%	2/15/2044	3,103	2,729
	Virginia Electric & Power Co.	4.200%	5/15/2045	3,955	3,329
	Virginia Electric & Power Co.	3.800%	9/15/2047	26,072	20,322
	Virginia Electric & Power Co.	4.600%	12/1/2048	5,450	4,772
	Virginia Electric & Power Co.	3.300%	12/1/2049	4,578	3,195
	Virginia Electric & Power Co.	2.450%	12/15/2050	15,519	9,101
	Virginia Electric & Power Co.	2.950%	11/15/2051	20,472	13,224
	Virginia Electric & Power Co.	4.625%	5/15/2052	12,077	10,463
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,700	2,636
	Virginia Electric & Power Co.	5.700%	8/15/2053	10,456	10,607
	Virginia Electric & Power Co.	5.350%	1/15/2054	2,901	2,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.550%	8/15/2054	5,636	5,593
	Virginia Electric & Power Co.	5.650%	3/15/2055	12,679	12,751
	Wisconsin Electric Power Co.	4.300%	10/15/2048	86	73
	Wisconsin Public Service Corp.	3.300%	9/1/2049	4,138	2,937
[6]	Yorkshire Water Finance plc	2.750%	4/18/2041	1,000	866
					1,685,456
Total Corporate Bonds (Cost $9,731,635)					8,701,828
Sovereign Bonds (1.6%)
[7]	OMERS Finance Trust	4.000%	4/19/2052	14,250	11,267
[5]	Republic of Bulgaria	4.125%	5/7/2038	5,550	6,539
	Republic of Chile	3.100%	5/7/2041	28,169	21,824
	Republic of Chile	3.500%	4/15/2053	10,114	7,400
	Republic of Chile	3.100%	1/22/2061	26,116	16,646
[7]	Republic of Hungary	6.750%	9/23/2055	6,200	6,732
[5]	Republic of Lithuania	0.500%	7/28/2050	585	293
[7]	Republic of Paraguay	6.650%	3/4/2055	1,122	1,211
	Republic of South Africa	5.750%	9/30/2049	4,370	3,685
	State of Israel	3.875%	7/3/2050	2,160	1,605
	State of Israel	5.750%	3/12/2054	42,611	41,689
	State of Israel	3.800%	5/13/2060	36,275	24,882
	United Mexican States	6.875%	5/13/2037	7,586	8,220
[5]	United Mexican States	5.125%	3/19/2038	5,721	6,717
	United Mexican States	3.771%	5/24/2061	25,050	16,218
Total Sovereign Bonds (Cost $183,387)					174,928
Taxable Municipal Bonds (7.6%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	7.046%	12/1/2044	1,000	1,148
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/2050	30,275	31,810
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	1,500	1,930
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	9,460	10,878
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	10,885	11,682
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/2046	145	123
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	6,645	6,440
	California GO	5.125%	3/1/2038	2,420	2,477
	California GO	7.550%	4/1/2039	6,840	8,359
	California GO	7.300%	10/1/2039	4,260	5,003
	California GO	7.350%	11/1/2039	2,795	3,297
	California GO	7.625%	3/1/2040	3,980	4,847
	California GO	7.600%	11/1/2040	45,735	56,575
	California GO	5.875%	10/1/2041	8,990	9,463
	California GO	5.200%	3/1/2043	5,015	5,028
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/2041	2,060	1,913
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/2034	1,080	1,285
	California State University College & University Revenue	3.899%	11/1/2047	1,720	1,461
	California State University College & University Revenue	2.975%	11/1/2051	20,745	14,415
	California State University College & University Revenue	2.719%	11/1/2052	8,145	5,541
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/2041	50	39
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	31,817	35,979
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	14,375	13,336
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	1,330	1,375
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	14,830	10,354
	Dallas County Hospital District GO	5.621%	8/15/2044	1,151	1,164
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	1,954	1,737
	Duke University College & University Revenue	5.850%	4/1/2037	10,150	11,224
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,077	1,183
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	3,799	4,182
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	14,505	10,738
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	1,440	1,468
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	2,830	2,024
	Houston TX GO	3.961%	3/1/2047	1,640	1,452
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/2037	2,435	2,468
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	15,270	15,349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	4,585	4,953
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	1,860	2,013
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	2,420	2,513
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,545	10,136
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/2040	1,226	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	33,065	39,329
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	405	459
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	125	117
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	6,090	7,349
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/2047	6,195	4,808
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	745	773
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	23,900	16,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	1,000	1,120
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	4,113	4,975
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	26,731	31,266
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/2042	9,800	10,072
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	1,720	1,809
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	670	709
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	1,285	1,282
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	11,965	12,495
	New York NY GO	6.271%	12/1/2037	2,640	2,876
	New York NY GO	5.264%	10/1/2044	4,445	4,386
	New York NY GO	5.559%	10/1/2045	4,350	4,369
	New York NY GO	5.372%	10/1/2051	4,350	4,355
	New York NY GO	5.263%	10/1/2052	1,500	1,469
	New York NY GO	5.828%	10/1/2053	17,315	18,420
	New York NY GO	5.935%	2/1/2055	2,385	2,584
	New York NY GO	5.392%	10/1/2055	8,700	8,724
	New York State Dormitory Authority College & University Revenue	5.832%	7/1/2055	10,635	11,423
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.946%	8/1/2048	3,070	2,734
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	7	7
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	12,375	12,741
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/2040	189	196
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	18,270	20,624
	Ohio State University College & University Revenue	4.910%	6/1/2040	10,755	10,605
	Ohio State University College & University Revenue	4.800%	6/1/2111	9,166	7,920
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	1,060	831
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	595	447
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	2,255	2,406
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	7,940	8,473
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	36,055	31,214
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	24,995	16,467
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	18,935	15,686
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	27,180	23,354
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/2039	7,638	8,140
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	1,090	1,136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/2042	1,340	1,260
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/2043	680	680
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	1,340	1,519
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/2050	2,086	1,629
	Texas GO	5.517%	4/1/2039	8,020	8,353
[3]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	3,630	3,729
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	4,425	3,602
	University of California College & University Revenue	3.931%	5/15/2045	9,300	8,682
	University of California College & University Revenue	4.858%	5/15/2112	22,002	19,033
	University of California College & University Revenue	4.767%	5/15/2115	1,000	849
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,935	11,858
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	865	939
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	24,935	16,913
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	7,445	6,565
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	1,640	1,079
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	825	540
	University of Michigan College & University Revenue	2.437%	4/1/2040	1,586	1,221
	University of Michigan College & University Revenue	3.599%	4/1/2047	19,654	16,676
	University of Michigan College & University Revenue	3.504%	4/1/2052	5,292	4,023
	University of Michigan College & University Revenue	3.504%	4/1/2052	7,379	5,610
	University of Minnesota College & University Revenue	4.048%	4/1/2052	13,648	11,403
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	60	44
	University of Virginia College & University Revenue	2.256%	9/1/2050	2,420	1,450
	University of Virginia College & University Revenue	2.584%	11/1/2051	2,135	1,354
	University of Virginia College & University Revenue	3.227%	9/1/2119	26,570	15,792
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	3,390	3,259
Total Taxable Municipal Bonds (Cost $895,219)					821,047

			Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (1.4%)
[11]	Vanguard Market Liquidity Fund		4.141%		1,506,031	150,603
				Maturity Date	Face Amount ($000)
Repurchase Agreements (1.1%)
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Government Agency Obligations 5.500%–7.000%, 1/1/2032–6/1/2055, with a value of $10,200)		4.160%	11/3/2025	10,000	10,000
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Government Agency Obligations 2.525%–6.500%, 10/1/2029–9/1/2055, with a value of $10,200)		4.150%	11/3/2025	10,000	10,000
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/11/2025–5/15/2053, with a value of $10,200)		4.150%	11/3/2025	10,000	10,000
	Barclays Capital Inc. (Dated 10/31/2025, Repurchase Value $20,007, collateralized by U.S. Treasury Obligations 3.875%, 4/30/2030, with a value of $20,400)		4.150%	11/3/2025	20,000	20,000
	Citigroup Global Markets Inc. (Dated 10/31/2025, Repurchase Value $20,007, collateralized by U.S. Treasury Obligations 4.750%, 11/15/2043, with a value of $20,400)		4.150%	11/3/2025	20,000	20,000
	JP Morgan Securities, LLC (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/18/2025–4/30/2029, with a value of $10,200)		4.140%	11/3/2025	10,000	10,000
	Nomura International plc (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 1.250%–4.125%, 7/31/2026–8/15/2051, with a value of $10,200)		4.140%	11/3/2025	10,000	10,000
	RBC Capital Markets LLC (Dated 10/31/2025, Repurchase Value $17,806, collateralized by U.S. Treasury Obligations 2.750%–4.500%, 12/15/2027–5/15/2052, with a value of $18,156)		4.160%	11/3/2025	17,800	17,800
	Wells Fargo & Co. (Dated 10/31/2025, Repurchase Value $10,003, collateralized by U.S. Government Agency Obligations 5.320%–5.950%, 12/15/2059–6/15/2065, with a value of $10,200)		4.160%	11/3/2025	10,000	10,000
						117,800
Total Temporary Cash Investments (Cost $268,392)						268,403
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.300% Annually	GSI	1/28/2026	3.300%	8,700	23
Put Swaptions
	5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	11/19/2025	0.550%	40,554	15
	5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	11/19/2025	0.550%	40,779	15

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	MSCS	11/19/2025	0.500%	41,386	27
					57
Total Options Purchased (Cost $208)					80
Total Investments (100.2%) (Cost $11,950,536)					10,829,263
Other Assets and Liabilities—Net (-0.2%)					(26,697)
Net Assets (100%)					10,802,566
Cost is in $000.
1	Securities with a value of $4,403 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $21,614 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in euro.
6	Face amount denominated in British pounds.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $520,264, representing 4.8% of net assets.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	1/21/2026	0.700%	36,796	(37)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.790% Annually	GSI	1/28/2026	3.790%	8,700	(69)
Total Options Written (Premiums Received $76)					(106)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2025	144	15,726	(67)
Euro-Schatz	December 2025	35	4,320	(1)
Long U.S. Treasury Bond	December 2025	399	46,808	(411)
Ultra 10-Year U.S. Treasury Note	December 2025	839	96,891	(457)
Ultra Long U.S. Treasury Bond	December 2025	205	24,863	(230)
				(1,166)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(71)	(14,785)	33
10-Year Japanese Government Bond	December 2025	(5)	(4,414)	36
10-Year U.S. Treasury Note	December 2025	(320)	(36,055)	212
Euro-Bobl	December 2025	(8)	(1,090)	(4)
Euro-Bund	December 2025	(68)	(10,142)	(14)
Euro-Buxl	December 2025	(72)	(9,637)	(370)
Long Gilt	December 2025	(20)	(2,460)	(78)
Ultra Long U.S. Treasury Bond	December 2025	(148)	(17,950)	114
				(71)
				(1,237)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	EUR	1,719	USD	2,030	—	(44)
UBS AG	12/17/2025	EUR	885	USD	1,044	—	(21)
JPMorgan Chase Bank, N.A.	12/17/2025	EUR	465	USD	551	—	(14)
State Street Bank & Trust Co.	12/17/2025	EUR	238	USD	279	—	(3)
Toronto-Dominion Bank	12/17/2025	JPY	5,326	USD	37	—	(2)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	168	AUD	254	2	—
State Street Bank & Trust Co.	12/17/2025	USD	28,851	EUR	24,399	651	—
Toronto-Dominion Bank	12/17/2025	USD	553	EUR	466	15	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	216	EUR	185	2	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,418	GBP	1,783	76	—
Bank of America, N.A.	12/17/2025	USD	445	GBP	329	13	—
						759	(84)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/21/2030	USD	818,115	1.000	19,007	788
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $572 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/15/2027	12/17/2025[1]	2,769,072[2]	0.000[3]	(0.926)[4]	12	1
1/30/2036	1/30/2026[1]	4,110	0.000[5]	(3.550)[4]	43	43

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/30/2036	1/30/2026[1]	4,110	3.549[4]	(0.000)[5]	(43)	(43)
9/19/2050	N/A	33,500	3.850[4]	(4.194)[5]	(728)	(728)
10/3/2050	N/A	21,500	3.960[4]	(4.203)[5]	(86)	(84)
9/20/2055	N/A	30,000	4.194[5]	(3.818)[4]	731	731
10/4/2055	N/A	27,000	4.203[5]	(3.925)[4]	139	142
10/2/2065	N/A	5,500	3.810[4]	(4.203)[5]	(33)	(29)
					35	33
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Japanese yen.
3	Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	832,235	—	832,235
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,742	—	30,742
Corporate Bonds	—	8,701,828	—	8,701,828
Sovereign Bonds	—	174,928	—	174,928
Taxable Municipal Bonds	—	821,047	—	821,047
Temporary Cash Investments	150,603	117,800	—	268,403
Options Purchased	—	80	—	80
Total	150,603	10,678,660	—	10,829,263
Derivative Financial Instruments
Assets
Futures Contracts[1]	395	—	—	395
Forward Currency Contracts	—	759	—	759
Swap Contracts[1]	—	1,705	—	1,705
Total	395	2,464	—	2,859
Liabilities
Options Written	—	(106)	—	(106)
Futures Contracts[1]	(1,632)	—	—	(1,632)
Forward Currency Contracts	—	(84)	—	(84)
Swap Contracts[1]	—	(884)	—	(884)
Total	(1,632)	(1,074)	—	(2,706)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.